Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life	12 Months Ended
Dec. 31, 2020
Computers and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Property and equipment, estimated useful life	5 years
Website development [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Property and equipment, estimated useful life	3 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Property and equipment, estimated useful life	7 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Property and equipment, description of estimated useful life	Shorter of estimated useful life or remaining lease term